Finance Expenses - Schedule of Finance Expenses (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finance Expenses [Abstract]
Amortization of debt discount		$ 277,447
Commitment fee- Arena	1,867,623
Realized and unrealized currency losses (gains)	10,190	(24,040)
Interest expense	336,161	555,783
Total finance expenses	$ 2,213,974	$ 809,190